SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of compensation expenses recognized for share-based awards granted

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

	(in thousands)
Included in:
Cost of revenues	356,844	502,523	521,293
Sales and marketing expenses	121,396	180,465	197,320
General and administrative expenses	1,659,755	2,345,895	1,821,817
Research and development expenses	287,254	186,666	185,645
Total	2,425,249	3,215,549	2,726,075
Share‑based compensation related to share options (a)	970,551	771,151	541,956
Share‑based compensation related to restricted share units (b)	361,071	813,294	1,097,177
Share-based compensation related to restricted shares (c)	1,093,627	1,631,104	1,086,942
Total	2,425,249	3,215,549	2,726,075

Schedule of activities of company's share options

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options	exercise	contractual	intrinsic
	outstanding	price	life	value
		US$	In Years	US$ (in thousands)
Outstanding as of December 31, 2021	92,732,684	0.00002	8.11	621,926
Granted	4,073,400	0.00002
Exercised	(24,383,373)	0.00002
Forfeited or Cancelled or Lapsed	(12,600,293)	0.00002
Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373

Outstanding as of December 31, 2022	59,822,418	0.00002	7.30	278,373
Exercised	(17,029,713)	0.00002
Forfeited or Cancelled	(2,443,122)	0.00002
Outstanding as of December 31, 2023	40,349,583	0.00002	6.39	218,022

Outstanding as of December 31, 2023	40,349,583	0.00002	6.39	218,022
Exercised	(14,183,427)	0.00002
Forfeited or Cancelled	(322,209)	0.00002
Outstanding as of December 31, 2024	25,843,947	0.00002	5.47	158,682
Vested and exercisable as of December 31, 2022	8,393,147	0.00002	6.56	39,056
Vested and exercisable as of December 31, 2023	7,610,018	0.00002	5.81	41,119
Vested and exercisable as of December 31, 2024	6,682,319	0.00002	5.30	41,029

Schedule of fair value assumptions

For the Year Ended December 31,
2022
Exercise price (US$)	US$ 0.00002
Fair value of ordinary shares (US$)	3.72 ~ 6.31
Expected volatility	48.8% ~ 52.6%
Excepted term (in years)	10
Expected dividend yield	0%
Risk‑free interest rate	2.3% ~ 4.2%

Schedule of activities of the company's restricted share units

The following table summarizes activities of the Company’s restricted share units under 2020 Share Incentive Plan:

	Number of RSU	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2021	2,442,123	11.72
Granted	44,012,712	5.90
Vested	(576,720)	7.89
Forfeited	(4,375,617)	7.05
Outstanding as of December 31, 2022	41,502,498	6.08

Outstanding as of December 31, 2022	41,502,498	6.08
Granted	46,425,615	6.03
Vested	(5,963,517)	5.90
Forfeited or Cancelled	(2,002,524)	6.21
Outstanding as of December 31, 2023	79,962,072	6.07

Outstanding as of December 31, 2023	79,962,072	6.07
Granted	29,718,591	5.08
Vested	(22,936,809)	5.85
Forfeited or Cancelled	(2,466,456)	5.48
Outstanding as of December 31, 2024	84,277,398	5.80

Schedule of activities of the company's restricted share

	Number of
	restricted shares	Weighted average grant-date
	outstanding	fair value
		US$
Outstanding as of December 31, 2021	—	—
Granted	170,008,293	4.38
Outstanding as of December 31, 2022	170,008,293	4.38

Outstanding as of December 31, 2022	170,008,293	4.38
Vested	(13,292,404)	4.29
Outstanding as of December 31, 2023	156,715,889	4.39

Outstanding as of December 31, 2023	156,715,889	4.39
Vested	(13,297,108)	4.29
Outstanding as of December 31, 2024	143,418,781	4.40